Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2017
Equity Incentive Plans [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Options
Outstanding at January 1, 2016	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding as of June 30, 2016	104,250	$ 27.5	$ 7.0605

	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Options
Outstanding at January 1, 2017	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding as of June 30, 2017	104,250	$ 27.5	$ 7.0605

Schedule of Share-based Compensation, Restricted Shares, Activity
	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2016	135,230	$17.75
Granted	690,000	3.75
Cancelled	(1,685)	17.75
Vested	(133,545)	17.75
Unvested as at June 30, 2016	690,000	$3.75

Unvested as at January 1, 2017	385,000	$4.82
Granted	944,000	9.59
Vested	(305,000)	4.94
Unvested as at June 30, 2017	1,024,000	$9.18